RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

9. RELATED PARTY TRANSACTIONS

Effective December 1, 2021, the Company’s Board of Directors appointed Rich Berliner as the Chief Executive Officer of the Company and a member of the Board of Directors. On that date, the Company entered into an Independent Contractor Agreement, pursuant to which Mr. Berliner will serve as the Chief Executive Officer of the Company for an initial term of six months subject to automatic renewal for six months unless terminated by the Company or Mr. Berliner. Mr. Berliner will receive base compensation of $20,000 per month, paid in equal installments twice each month. Mr. Berliner is eligible to receive severance equal to three months of base compensation. The Company accrued compensation expense to Mr. Berliner of $60,000 for each of the three months ended June 30, 2023 and 2022 and $120,000 for each of the six months ended June 30, 2023 and 2022.

Further, pursuant to the Independent Contractor Agreement, the Company granted to Mr. Berliner ten-year non-qualified stock options to acquire up to 504,000,000 shares of the Company’s common stock as compensation under the Independent Contractor Agreement. The options vest over a 36-month period with 84,000,000 options vesting at the end of month 6 and 14,000,000 options vesting in months 7 through the end of month 36. The options vest 100% upon a sale of the company, as defined in the option agreement. If Mr. Berliner’s service is terminated for cause (as defined in the option agreement), the options (whether vested or unvested) shall immediately terminate and cease to be exercisable.

Pursuant to a written consulting agreement dated May 31, 2013 and amended effective November 1, 2016, William E. Beifuss, Jr., our President, Chief Executive Officer and Acting Chief Financial Officer is to receive fees of $10,000 per month. The Company accrued compensation expense to Mr. Beifuss of $30,000 for each of the six months ended June 30 2023 and 2022.

On December 22, 2020, the Company issued non-qualified stock options to purchase up to a total of 205,000,000 shares of our common stock to four officers, directors, and consultants of the Company. The options vest 1/36th per month and are exercisable on a cash or cashless basis for a period of five years from the date of grant at an exercise price of $0.017 per share. Of these non-qualified stock options, Mr. Beifuss received 25,000,000 and Byron Elton, a member of the Board of Directors, received 5,000,000.

On February 8, 2022, the Company issued non-qualified stock options to purchase up to a total of 75,000,000 shares of our common stock to Mr. Beifuss and 45,000,000 shares to a consultant. The options vest 1/36th per month and are exercisable on a cash or cashless basis for a period of ten years from the date of grant at an exercise price of $0.0081 per share.

10. RELATED PARTY TRANSACTIONS

Effective December 1, 2021, the Company’s Board of Directors appointed Rich Berliner as the Chief Executive Officer of the Company and a member of the Board of Directors. On that date, the Company entered into an Independent Contractor Agreement, pursuant to which Mr. Berliner will serve as the Chief Executive Officer of the Company for an initial term of six months subject to automatic renewal for six months unless terminated by the Company or Mr. Berliner. Mr. Berliner will receive base compensation of $20,000 per month, paid in equal installments twice each month. After one year of service, Mr. Berliner will be eligible to receive severance equal to three months of base compensation. The Company accrued compensation expense to Mr. Berliner of $240,000 and $20,000 for the year ended December 31, 2022 and 2021, respectively. Fees payable to Mr. Berliner of $10,000 are included in accounts payable – related party as of December 31, 2021.

Further, pursuant to the Independent Contractor Agreement, the Company granted to Mr. Berliner ten-year non-qualified stock options to acquire up to 504,000,000 shares of the Company’s common stock as compensation under the Independent Contractor Agreement. The options vest over a 36-month period with 84,000,000 options vesting at the end of month 6 and 14,000,000 options vesting in months 7 through the end of month 36. The options vest 100% upon a sale of the company, as defined in the option agreement. If Mr. Berliner’s service is terminated for cause (as defined in the option agreement), the options (whether vested or unvested) shall immediately terminate and cease to be exercisable.

On December 1, 2021, William E. Beifuss, Jr. resigned from his position as Chief Executive Officer of the Company. Mr. Beifuss will continue to serve as the Company’s President, Acting Chief Financial Officer and Secretary. Pursuant to a written consulting agreement, dated May 31, 2013 and amended effective November 1, 2016, William E. Beifuss, Jr., our President, Chief Executive Officer and Acting Chief Financial Officer is to receive fees of $10,000 per month. The Company accrued compensation expense to Mr. Beifuss of $120,000 for each of the years ended December 31, 2022 and 2021. Fees payable to Mr. Beifuss of $10,000 and $20,000 are included in accounts payable – related party as of December 31, 2022 and 2021, respectively.

On December 22, 2020, the Company issued non-qualified stock options to purchase up to a total of 205,000,000 shares of our common stock to four officers, directors, and consultants of the Company. The options vest 1/36th per month and are exercisable on a cash or cashless basis for a period of five years from the date of grant at an exercise price of $0.017 per share. Of these non-qualified stock options, Mr. Beifuss received 25,000,000 and Byron Elton, a member of the Board of Directors, received 5,000,000.

On February 8, 2022, the Company issued non-qualified stock options to purchase up to a total of 75,000,000 shares of our common stock to Mr. Beifuss and 45,000,000 shares to a consultant. . The options vest 1/36th per month and are exercisable on a cash or cashless basis for a period of ten years from the date of grant at an exercise price of $0.0081 per share.